Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee approves all grants of Options to executive officers based on its equity grant guidelines. The Committee’s practice is to grant annual option awards in late February or early March, several trading days after the filing of the Company’s Form 10-K for the preceding fiscal year, which is consistent with the Committee’s policy that option awards not be granted until after material information then-known to the Company that would affect the value of the options has been publicly disclosed.

Award Timing Method	The Committee’s practice is to grant annual option awards in late February or early March, several trading days after the filing of the Company’s Form 10-K for the preceding fiscal year, which is consistent with the Committee’s policy that option awards not be granted until after material information then-known to the Company that would affect the value of the options has been publicly disclosed.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Committee approves all grants of Options to executive officers based on its equity grant guidelines. The Committee’s practice is to grant annual option awards in late February or early March, several trading days after the filing of the Company’s Form 10-K for the preceding fiscal year, which is consistent with the Committee’s policy that option awards not be granted until after material information then-known to the Company that would affect the value of the options has been publicly disclosed.

MNPI Disclosure Timed for Compensation Value	true